Effect of Derivative Instruments Designated as Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains recorded in accumulated OCI, end of year	$ (21.1)		$ 0.8
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains recorded in accumulated OCI, beginning of year	1.3		1.2
Current period (losses) gains recognized in OCI	(2.7)		0.5
(Losses) gains recorded in accumulated OCI, end of year	(2.3)		1.3
Cash Flow Hedging | Foreign Exchange Contract | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
(Gains) losses reclassified from accumulated OCI to net income Cost of sales	(0.9)		(0.4)
Cash Flow Hedging | Commodity Contract
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains recorded in accumulated OCI, beginning of year	(0.5)		32.4
Current period (losses) gains recognized in OCI	(30.3)	[1]	(10.9)
(Losses) gains recorded in accumulated OCI, end of year	(18.8)	[2]	(0.5)
Cash Flow Hedging | Commodity Contract | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
(Gains) losses reclassified from accumulated OCI to net income Cost of sales	12.0		(22.0)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	(5.5)
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other operating income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	$ (5.5)

[1]	(1) Includes losses of $27.8 million related to the change in fair value of commodity contracts the Company terminated prior to contract maturity in Fiscal 2014.
[2]	Includes losses of $18.2 million related to commodity contracts terminated prior to contract maturity in Fiscal 2014.